UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-2410

DREYFUS LIQUID ASSETS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	12/31/05

FORM N-CSR

Item 1. Reports to Stockholders.

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Available only to Dreyfus Liquid Assets, Inc., Class 1 shareholders

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
15	Notes to Financial Statements
20	Report of Independent Registered
Public Accounting Firm
21	Important Tax Information
22	Information About the Review and Approval
of the Fund’s Management Agreement
27	Board Members Information
29	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus
Liquid Assets, Inc.

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Liquid Assets, Inc., covering the 12-month period from January 1, 2005, through December 31, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Patricia A. Larkin.

The Federal Reserve Board continued to raise short-term interest rates in an environment of steady economic growth and low inflation in 2005, driving money market yields to their highest levels in more than four years. In fact, the U.S. economy appeared to shrug off a number of negative influences during the year, including soaring energy prices and the disruptions caused by hurricanes Katrina, Rita and Wilma along the Gulf Coast.

We expect the U.S. economy to continue its moderate expansion in 2006, while inflation should stay low and investor demand for money market securities should remain high. Risks in the new year include uncertainty regarding Fed policy under a new chairman and the possible end of the boom in the housing market, where we believe prices are more likely to stall than plunge.

As always, we encourage you to speak with your financial consultant about how these and other market forces may affect your investments. Thank you for your continued confidence and support.

The Dreyfus Corporation January 17, 2006
2

DISCUSSION OF FUND PERFORMANCE

Patricia A. Larkin, Senior Portfolio Manager

How did Dreyfus Liquid Assets, Inc. perform during the period?

During the 12-month period ended December 31, 2005, the fund’s Class 1 shares produced a yield of 2.59% and, taking into account the effects of compounding, an effective yield of 2.62% .1 Between their inception on April 18, 2005 and the end of the fund’s annual reporting period on December 31, 2005, the fund’s Class 2 shares produced a yield of 2.15% and an effective yield of 2.17% .2

What is the fund’s investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue this goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by U.S. banks and foreign branches of U.S. banks, repurchase agreements, asset-backed securities, commercial paper and other short-term corporate obligations of U.S. issuers.

Normally, the fund invests at least 25% of its net assets in bank obligations.

What other factors influenced the fund’s performance?

Although the overnight federal funds rate began the year at 2.25% after approximately six months of gradual increases, long-dormant inflationary pressures appeared to intensify during the opening months of 2005 when energy prices moved sharply higher. It was no surprise, therefore, that the Federal Reserve Board (the “Fed”) raised the federal funds rate at its February and March meetings to 2.75% . It later was revealed that the U.S. economy expanded at a relatively moderate 3.5% rate during the first quarter of 2005.

The Fund 3
DISCUSSION OF FUND PERFORMANCE (continued)

Although concerns in the spring that the U.S. economy might have hit a soft patch proved to be short-lived, soaring energy prices and the possibility of slower global economic growth weighed on investor sentiment. Still, the Fed implemented rate hikes in May and June, raising the federal funds rate to 3.25% . U.S. GDP grew at a 3.3% annualized rate during the second quarter of 2005.

In July and August, stronger employment data helped convince investors that U.S. economic growth was solid. While inflationary pressures appeared to stay contained due to steep discounts from automobile manufacturers and apparel retailers, oil and gas prices continued to escalate.The Fed raised the federal funds rate to 3.5% at its meeting on August 9. On August 29, however, Hurricane Katrina struck the Gulf Coast, and oil prices spiked to more than $70 per barrel, reigniting concerns about a possible economic slowdown. Although some analysts believed that the Gulf Coast hurricanes might prompt the Fed to pause at its September 20 meeting, the Fed remained on course, increasing the federal funds rate to 3.75% .. It was later announced that U.S. GDP grew at a relatively robust 4.1% annualized rate during the third quarter of 2005.

As was widely expected, the Fed hiked interest rates for the twelfth consecutive time in November as the economy continued to exhibit signs of strength, including evidence of greater activity in the corporate sector. December saw the creation of 108,000 new jobs and a decline in the unemployment rate to 4.9% .These statistics appeared to confirm that the U.S. economy finished 2005 on solid footing, and the twin drags caused by higher energy prices and the Gulf Coast hurricanes were not sufficient to offset strength in broad sectors of the domestic economy.

The Fed implemented its final rate increase of 2005 at its meeting on December 10, leaving the federal funds rate at 4.25% by year-end. However, the Fed changed some of the language in its announcement of the increase, which many analysts interpreted as a signal that the credit-tightening campaign might be nearing completion. This view

4

was reinforced shortly after the start of 2006, when minutes from the December meeting showed that some Fed members had expressed concern that further rate hikes might restrict economic growth.

Throughout 2005, many money market investors focused primarily on securities with maturities of six months or less in an attempt to maintain liquidity and keep funds available for higher-yielding instruments as they become available.We adopted a similar strategy for much of the year, setting the fund’s weighted average maturity in a range we considered shorter than industry averages and making adjustments to reflect the proximity of upcoming Fed meetings.

What is the fund’s current strategy?

Investors currently are facing greater uncertainty regarding Fed policy in advance of Chairman Alan Greenspan’s retirement and the appointment of his successor, Ben Bernanke, on February 1. In addition, the Fed appears ready to give greater weight to incoming economic data when deciding whether to continue the tightening process at upcoming meetings. Therefore, we have continued to maintain the fund’s relatively defensive posture. However, we are prepared to increase the fund’s weighted average maturity should we see more concrete signs that short-term interest rates have peaked.

January 17, 2006
An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided for the fund’s Class I shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to any undertaking in effect until January 31, 2006, at which time it may be extended or terminated.
[2]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided for the fund’s Class II shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in which shareholders will be given at least 90 days’ notice prior to the time such absorption may be terminated. Class II shares of the fund are available only to certain eligible financial institutions.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Liquid Assets, Inc. from July 1, 2005 to December 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2005
	Class 1 Shares	Class 2 Shares

Expenses paid per $1,000 †	$ 3.56	$ 2.80
Ending value (after expenses)	$1,015.80	$1,016.60

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended December 31, 2005

	Class 1 Shares	Class 2 Shares

Expenses paid per $1,000 †	$ 3.57	$ 2.80
Ending value (after expenses)	$1,021.68	$1,022.43

† Expenses are equal to the fund’s annualized expense ratio of .70% for Class 1 shares and .55% for Class 2 shares; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS December 31, 2005
	Principal
Negotiable Bank Certificates of Deposit—12.2%	Amount ($)	Value ($)

American Express Bank, FSB
4.34%, 1/27/2006	150,000,000	150,000,000
First Tennessee Bank N.A.
4.33%—4.38%, 2/6/2006—2/13/2006	200,000,000	200,000,000
Washington Mutual Bank
4.38%, 2/10/2006	200,000,000	199,995,470
Total Negotiable Bank Certificates of Deposit
(cost $549,995,470)		549,995,470

Commercial Paper—76.3%

Bank of America Corp.
4.37%, 2/13/2006	206,000,000	204,932,119
Barclays U.S. Funding Corp.
4.22%, 2/2/2006	200,000,000	199,257,778
Bear Stearns Cos. Inc.
4.17%—4.22%, 1/4/2006—2/2/2006	175,000,000	174,602,569
Beethoven Funding Corp.
4.22%—4.35%, 1/12/2006—2/2/2006	205,250,000 [a]	204,778,985
Beta Finance Inc.
4.19%, 1/13/2006	10,000,000 [a]	9,986,133
BNP Paribas Finance Inc.
3.78%, 3/2/2006	180,000,000	178,888,500
Bryant Park Funding LLC
4.38%, 2/14/2006	43,611,000 [a]	43,379,135
CAFCO LLC
4.31%, 2/3/2006	50,000,000 [a]	49,803,833
Charta LLC
4.23%, 2/2/2006	50,000,000 [a]	49,814,222
Concord Minutemen Capital Co. LLC
4.19%—4.21%, 1/9/2006—1/10/2006	100,541,000 [a]	100,438,949
CRC Funding LLC
4.21%—4.37%, 2/1/2006—2/7/2006	190,000,000 [a]	189,260,956
Crown Point Capital Co. LLC
4.18%, 1/10/2006	50,000,000 [a]	49,948,125
Daimler Chrysler Revolving Auto Conduit (DRAC), Ser. I
4.22%—4.38%, 1/13/2006—2/14/2006	115,604,000	115,246,540
Deutsche Bank Financial LLC
4.19%, 1/3/2006	50,000,000	49,988,361
Dexia Delaware LLC
4.22%, 2/3/2006	100,000,000	99,616,833

The Fund 7

STATEMENT OF INVESTMENTS (continued)
	Principal
Commercial Paper (continued)	Amount ($)	Value ($)

Falcon Asset Securitization Corp.
4.23%, 1/3/2006	51,000,000 [a]	50,988,072
FCAR Owner Trust Ser. I
4.17%, 1/4/2006	73,000,000	72,974,815
FCAR Owner Trust Ser. II
4.25%, 1/4/2006	90,000,000	89,968,275
General Electric Capital Corp.
4.32%, 2/6/2006	200,000,000	199,142,000
General Electric Capital Services Inc.
4.20%—4.21%, 1/10/2006—1/31/2006	175,000,000	174,574,313
Grampian Funding Ltd.
4.21%, 2/2/2006	74,025,000 [a]	73,750,614
Harrier Finance Funding Ltd.
4.22%, 2/1/2006	66,000,000 [a]	65,762,437
ING (US) Funding LLC
3.81%, 3/1/2006	44,000,000	43,730,304
Intesa Funding LLC
4.17%, 1/4/2006	50,000,000	49,982,750
K2 Corp.
4.23%, 2/2/2006	70,500,000 [a]	70,238,053
Links Finance Corp.
4.22%, 2/2/2006	45,000,000 [a]	44,833,000
PB Finance (Delaware) Inc.
4.35%, 1/17/2006—1/18/2006	105,000,000	104,791,318
Preferred Receivables Funding Corp. (PREFCO)
4.24%, 1/3/2006	51,000,000 [a]	50,988,043
Ranger Funding Co. LLC
4.23%, 1/3/2006	87,129,000 [a]	87,108,622
Sheffield Receivables Corp.
4.31%, 2/2/2006	76,600,000 [a]	76,308,580
Sigma Finance Inc.
4.22%, 2/3/2006	100,000,000 [a]	99,617,292
Solitaire Funding Ltd.
4.23%—4.35%, 1/23/2006—2/3/2006	52,000,000 [a]	51,803,113
Thunder Bay Funding LLC
4.32%, 2/2/2006	25,000,000 [a]	24,904,667
Toyota Motor Credit Corp.
4.16%, 1/3/2006	200,000,000 [a]	199,954,110
UBS Finance Delaware LLC
4.19%, 1/3/2006	100,000,000	99,976,722
Total Commercial Paper
(cost $3,451,340,138)		3,451,340,138

8

	Principal
Corporate Notes—5.0%	Amount ($)	Value ($)

Harrier Finance Funding
4.32%, 11/15/2006	75,000,000 [a,b]	75,000,000
Morgan Stanley
4.30%, 2/3/2011	150,000,000 [b]	150,000,000
Total Corporate Notes
(cost $225,000,000)		225,000,000

Short-Term Bank Note—4.4%

World Savings Bank
4.23%, 2/3/2006
(cost $199,998,186)	200,000,000	199,998,186

Time Deposit—2.7%

State Street Bank & Trust Co. (Grand Cayman)
4.06%, 1/3/2006
(cost $121,300,000)	121,300,000	121,300,000

Total Investments (cost $4,547,633,794)	100.6%	4,547,633,794
Liabilities, Less Cash and Receivables	(.6%)	(27,206,647)
Net Assets	100.0%	4,520,427,147

[a] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities amounted to $1,668,666,941 or 36.9% of net assets.
[b] Variable interest rate—subject to periodic change.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

Banking	42.1	Brokerage Firms	7.2
Asset-Backed/Multi-Seller Programs	22.8	Asset-Backed/Single Seller	6.1
Finance	12.7	Asset-Backed/Securities Arbitrage	1.6
Asset-Backed/Structured
Investment Vehicles	8.1		100.6

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES December 31, 2005
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	4,547,633,794	4,547,633,794
Interest receivable		3,458,718
Prepaid expenses		227,281
		4,551,319,793

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		2,034,561
Cash overdraft due to Custodian		3,441,879
Payable for shares of Common Stock redeemed		24,752,104
Accrued expenses		664,102
		30,892,646

Net Assets ($)		4,520,427,147

Composition of Net Assets ($):
Paid-in capital		4,520,477,929
Accumulated net realized gain (loss) on investments		(50,782)

Net Assets ($)		4,520,427,147

Net Asset Value Per Share
	Class 1 Shares	Class 2 Shares

Net Assets ($)	1,794,075,036	2,726,352,111
Shares Outstanding	1,794,999,757	2,726,354,208

Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.
10

STATEMENT OF OPERATIONS Year Ended December 31, 2005
Investment Income ($):
Interest Income	155,712,346
Expenses:
Management fee—Note 2(a)	22,504,250
Shareholder servicing costs—Note 2(b)	7,339,624
Prospectus and shareholders’ reports	556,469
Registration fees	197,723
Custodian fees	194,400
Professional fees	136,649
Directors’ fees and expenses—Note 2(c)	123,811
Miscellaneous	84,461
Total Expenses	31,137,387
Less—waiver of fees due to
undertakings—Note 2(a)	(562,565)
Less—reduction in transfer agency per account
charges due to low balance fee rebate—Note 2(b)	(32,994)
Net Expenses	30,541,828
Investment Income—Net	125,170,518

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(3,351)
Net Increase in Net Assets Resulting from Operations	125,167,167

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,

	2005	2004

Operations ($):
Investment Income—net	125,170,518	35,316,626
Net realized gain (loss) from investments	(3,351)	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	125,167,167	35,316,626

Dividends to Shareholders from ($):
Investment income—net:
Class 1 shares	(65,221,738)	(35,316,626)
Class 2 shares	(59,948,780)	—
Total Dividends	(125,170,518)	(35,316,626)

Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class 1 shares	1,944,487,685	3,676,464,574
Class 2 shares*	4,658,844,422	—
Dividends reinvested
Class 1 shares	45,968,994	13,850,160
Class 2 shares	27	—
Cost of shares redeemed
Class 1 shares*	(5,019,901,516)	(3,914,364,323)
Class 2 shares	(1,932,490,241)	—
Increase (Decrease) in Net Assets from
Capital Stock Transactions	(303,090,629)	(224,049,589)
Total Increase (Decrease) in Net Assets	(303,093,980)	(224,049,589)

Net Assets ($):
Beginning of Period	4,823,521,127	5,047,570,716
End of Period	4,520,427,147	4,823,521,127

* On April 29, 2005, 3,019,000 Class 1 shares were designated as Class 2 shares.
See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended December 31,

Class 1 Shares	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.026	.007	.006	.015	.039
Distributions:
Dividends from investment
income—net	(.026)	(.007)	(.006)	(.015)	(.039)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.62	.72	.60	1.47	4.01

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.71	.70	.68	.64	.66
Ratio of net expenses
to average net assets	.70	.70	.68	.64	.66
Ratio of net investment income
to average net assets	2.32	.71	.60	1.47	3.87

Net Assets, end of period
($ x 1,000)	1,794,075	4,823,521	5,047,571	6,232,615	6,603,335

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)
Year Ended
Class 2 Shares	December 31, 2005 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00
Investment Operations:
Investment income—net	.022
Distributions:
Dividends from investment income—net	(.022)
Net asset value, end of period	1.00

Total Return (%)	3.07[b]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.57[b]
Ratio of net expenses to average net assets	.55[b]
Ratio of net investment income
to average net assets	3.05[b]

Net Assets, end of period ($ x 1,000)	2,726,352

[a]	From April 18, 2005 (commencement of initial offering) to December 31, 2005
[b]	Annualized.
See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Liquid Assets, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Effective April 15, 2005, the fund established two separate classes: Class 1 and Class 2. On April 29, 2005, existing fund shares held in omnibus accounts with certain eligible financial institutions were designated as Class 2 shares; all other existing shares continued to be classified as Class 1 shares.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 30 billion shares of $.001 par value of Common Stock.The fund currently offers two classes of shares: Class 1 (23.5 billion shares authorized) and Class 2 (6.5 billion shares authorized). Class 1 and Class 2 shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class 2 shares are offered only to certain eligible financial institutions. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund’s Board of Directors to represent the fair value of the fund’s investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price

16

plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At December 31, 2005, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $50,782 is available to be applied against future net securities profits, if any, realized subsequent to December 31, 2005. If not applied, $5,642 of the carryover expires in fiscal 2008, $9,111 expires in fiscal 2009, $24,768 expires in fiscal 2010, $7,910 expires in fiscal 2011 and $3,351 expires in fiscal 2013.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2005 and December 31, 2004, were all ordinary income.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

At December 31, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is based on the value of the fund’s average daily net assets and is computed at the following annual rates: .50% of the first $1.5 billion; .48% of the next $500 million; .47% of the next $500 million; and .45% over $2.5 billion. The fee is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1% of the value of the fund’s average net assets, the Manager will refund to the fund, or bear, the excess over 1%. The Manager has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund’s Class 1 shares, until December 31, 2006, so that annual fund operating expenses for Class 1 shares, exclusive of certain expenses as described above, do not exceed .70%.The Manager has undertaken to waive its fees and or assume the expenses of the fund’s Class 2 shares, so that the expenses for Class 2 shares, exclusive of certain expenses as described above, does not exceed .55%.The Manager may terminate this undertaking upon at least 90 days, prior notice to investors. The reduction in fees, pursuant to the undertaking, amounted to $562,565 during the period ended December 31, 2005.

(b) Under the Shareholder Services Plan, Class 1 and Class 2 shares reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other informa-

18

tion, and services related to the maintenance of shareholder accounts. During the period ended December 31, 2005, Class 1 shares were charged $2,829,072 and Class 2 shares were charged $1,117,537 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. Fund shareholders are subject to a low balance fee which is waived for certain types of accounts or investors with aggregate Dreyfus mutual fund investments of at least $25,000. During the period ended December 31, 2005, the fund was charged $1,599,705 pursuant to the transfer agency agreement, of which $32,994 was waived pursuant to the low balance fee waiver.

During the period ended December 31, 2005, the fund was charged $3,762 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $1,839,644, chief compliance officer fees $1,858 and transfer agency per account fees $262,683, which are offset against an expense reimbursement currently in effect in the amount of $69,624.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 19

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Shareholders and Board of Directors Dreyfus Liquid Assets, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus Liquid Assets, Inc., including the statement of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances,but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Liquid Assets, Inc., at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York February 10, 2006
20

IMPORTANT TAX INFORMATION (Unaudited)

The fund designates 93.93% of ordinary income dividends paid during the fiscal year ended December 31, 2005 as qualifying “interest related dividends.”

The Fund 21

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At separate meetings of the Fund’s Board of Directors held on July 12 and 13, 2005, the Board considered the re-approval for an annual period of the Fund’s Management Agreement, pursuant to which the Manager provides the Fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the Fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the Fund by the Manager pursuant to the Management Agreement. The presentation included a detailed summary of the services provided to Dreyfus-managed mutual funds by each business unit within the Manager. The Manager’s representatives reviewed the Fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the diversity of distribution of the Fund as well as among the funds in the Dreyfus fund complex and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of these distribution channels, including those of the Fund. The Board also reviewed the number of shareholder accounts in the Fund, as well as the Fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day Fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

22

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the Fund’s performance, management fee and expense ratio and placed significant emphasis on comparisons to a group of comparable funds and the iMoneyNet and Lipper category averages, as applicable.The group of comparable funds was previously approved by the Board for this purpose, and was prepared using a Board-approved selection methodology that was based, in part, on selecting non-affiliated funds reported in the same iMoneyNet category as the Fund.The Board members discussed the results of the comparisons for various periods ended May 31, 2005, and noted that the Fund’s total return performance for each of the 1-year, 3-year, 5-year and 10-year periods was better than the iMoneyNet average and ranked in the top half of the iMoneyNet cat-egory.The Board also noted that the Fund’s total return performance for each of the 3-year and 5-year periods was better than the comparison group average and that the Fund’s 1-year total return performance was slightly below the comparison group average. The Board further noted that the Fund’s 10-year total return performance was below the comparison group average. The Board also received a presentation from the primary portfolio manager during which she discussed the Fund’s investment strategy and the factors that affected the Fund’s per-formance.The Board members also discussed the Fund’s management fee and expense ratio, and reviewed the range of management fees and expense ratios for the funds in the comparison group.The Fund’s management fee was higher than the management fee paid by most of the other funds in the comparison group.The Board members noted that the Fund’s total expense ratio was higher than the comparison group average, but was lower than the Lipper category average. The Board members noted that the Manager had undertaken to waive a portion of its management fee and/or reimburse certain expenses of the Fund.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed

The Fund 23

I N FO R M AT I O N A B O U T T H E R E V I E W A N D A P P R OVA L O F T H E F U N D ’ S M A N A G E M E N T A G R E E M E N T ( U n a u d i t e d ) ( c o n t i n u e d )

by the Manager or its affiliates with similar investment objectives, policies and strategies as the Fund (the “Similar Funds”), and noted that there were no other accounts managed or sub-advised by the Manager or its affiliates with similar investment objectives, policies and strategies as the Fund.The Similar Funds were mutual funds included in the “money market” and “money market variable insurance products” funds categories by Lipper; it was noted that most of the Similar Funds generally had management fees that were substantially the same as that borne by the Fund. The Board analyzed differences in fees paid for managing the Similar Funds and discussed the relationship of the advisory fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the Fund’s management fee.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board received and considered information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Manager’s representatives stated that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reason-able.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the Fund.The Board members evaluated the analysis in light of the relevant circumstances for the Fund, and the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of Fund investors.The Board noted that the management fee paid by the Fund has breakpoints in place and reflects the potential for sharing economies of scale as the Fund’s assets grow.The Board also noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and

24

administration resources.The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the Fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the Fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale are predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the profitability percentage for managing the Fund was not unreasonable given the Fund’s overall performance and generally superior service levels provided.

At the conclusion of these discussions, each of the Directors expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the Fund’s Management Agreement. Based on their discussions and considerations as described above, the Board made the following conclusions and determinations.

• The Board concluded that the nature, extent and quality of the services provided by the Manager are adequate and appropriate.

• The Board generally was satisfied with the Fund’s performance.

• The Board concluded that the fee paid by the Fund to the Manager was reasonable in light of comparative performance and expense and advisory fee information, including the Manager’s current undertaking to waive a portion of its management fee and/or reimburse certain expenses of the Fund, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the Fund.

The Fund 25

I N FO R M AT I O N A B O U T T H E R E V I E W A N D A P P R OVA L O F T H E F U N D ’ S M A N A G E M E N T A G R E E M E N T ( U n a u d i t e d ) ( c o n t i n u e d )

• The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the Fund had been adequately considered by the Manager in connection with the management fee rate charged to the Fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the Fund, the Board would seek to have those economies of scale shared with the Fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that approval of the Fund’s Management Agreement was in the best interests of the Fund and its shareholders.

26

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (62)
Chairman of the Board (1995)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Levcor International, Inc., an apparel fabric processor, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Sunair Services Corporation, engages in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as providing certain outdoor-
related services to homes and businesses, Director
No. of Portfolios for which Board Member Serves: 193
———————
Clifford L. Alexander, Jr. (72)
Board Member (2003)
Principal Occupation During Past 5 Years:
• President of Alexander & Associates, Inc., a management consulting firm ( January 1981-present)
• Chairman of the Board of Moody’s Corporation (October 2000-October 2003)
• Chairman of the Board and Chief Executive Officer of The Dun and Bradstreet Corporation
(October 1999-September 2000)
Other Board Memberships and Affiliations:
• Mutual of America Life Insurance Company, Director
No. of Portfolios for which Board Member Serves: 66
———————
Lucy Wilson Benson (78)
Board Member (1981)
Principal Occupation During Past 5 Years:
• President of Benson and Associates, consultants to business and government (1980-present)
Other Board Memberships and Affiliations:
• The International Executive Services Corps., Director Emeritus
• Citizens Network for Foreign Affairs,Vice Chairperson
• Council on Foreign Relations, Member
• Lafayette College Board of Trustees,Trustee Emeritus
• Atlantic Council of the U.S., Director
No. of Portfolios for which Board Member Serves: 40

The Fund 27

BOARD MEMBERS INFORMATION (Unaudited) (continued)

David W. Burke (69)
Board Member (1994)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• John F. Kennedy Library Foundation, Director
• U.S.S. Constitution Museum, Director
No. of Portfolios for which Board Member Serves: 84
———————
Whitney I. Gerard (71)
Board Member (1973)
Principal Occupation During Past 5 Years:
• Partner of Chadbourne & Parke LLP
No. of Portfolios for which Board Member Serves: 38
———————
Arthur A. Hartman (79)
Board Member (1989)
Principal Occupation During Past 5 Years:
• Chairman of First NIS Regional Fund (ING/Barings Management) and New Russia Fund
• Advisory Council Member to Barings-Vostok
Other Board Memberships and Affiliations:
• APCO Associates Inc., Senior Consultant
No. of Portfolios for which Board Member Serves: 38
———————
George L. Perry (71)
Board Member (1989)
Principal Occupation During Past 5 Years:
• Economist and Senior Fellow at Brookings Institution
No. of Portfolios for which Board Member Serves: 38
———————
Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o
The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board
Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

28

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since March 2000.

Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991.

The Fund 29

OFFICERS OF THE FUND (Unaudited) (continued)

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

ERIK D. NAVILOFF, Assistant Treasurer since August 2005.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1992.

ROBERT ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 200 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 48 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 196 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

30

NOTES

For More	Information

Dreyfus Liquid Assets, Inc.	Transfer Agent &
200 Park Avenue	Dividend Disbursing Agent
New York, NY 10166	Dreyfus Transfer, Inc.
Manager	200 Park Avenue
New York, NY 10166
The Dreyfus Corporation
200 Park Avenue	Distributor
New York, NY 10166	Dreyfus Service Corporation
Custodian	200 Park Avenue
New York, NY 10166
The Bank of New York
One Wall Street
New York, NY 10286

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $36,960 in 2004 and $40,065 in 2005.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2004 and $0 in 2005.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2004 and $0 in 2005.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $2,513 in 2004 and $4,157 in 2005. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2004 and $0 in 2005.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $3,516 in 2004 and $3,432 in 2005. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2004 and $0 in 2005.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $592,101 in 2004 and $758,091 in 2005.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
	Not applicable.	[CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The

Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS LIQUID ASSETS, INC.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	February 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	February 27, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	February 27, 2006

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)